Subsequent Events (Details)											1 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 15, 2025 USD ($)	Jan. 15, 2025 USD ($)	Nov. 04, 2024 USD ($) $ / shares shares	Sep. 11, 2024 USD ($) $ / shares	Mar. 04, 2024 USD ($) $ / shares shares	Mar. 01, 2024 USD ($) shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 28, 2024 shares	Feb. 26, 2024 shares	Sep. 28, 2021 $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Nov. 15, 2025 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Nov. 12, 2024 USD ($)	Oct. 31, 2024 $ / shares	Feb. 23, 2024 USD ($) shares	Feb. 22, 2024 USD ($) shares	Feb. 21, 2024 USD ($) shares	Feb. 20, 2024 USD ($) shares	Feb. 15, 2024 USD ($)	Feb. 07, 2024 USD ($)	Feb. 01, 2024 USD ($) $ / shares	Sep. 26, 2022 USD ($)	Dec. 31, 2021 $ / shares	Sep. 23, 2021 $ / shares
Subsequent Event [Line Items]
Common stock value subscribed but not issued in the combined company																			$ 500,000
Conversion of long-term debt into common stock												$ 3,433,388	$ 0
Stock issued during the period value new issues													$ 1,026,550		$ 402,000
Share based compensation arrangement by share award non vested options forfeited in period shares (in shares) | shares															293,615	22,396
Shares issued (in shares) | shares															1,231,574
Share price (in dollars per share) | $ / shares												$ 0.74
Long-term debt												$ 10,483,292
Yorkville Pre-paid Advance
Subsequent Event [Line Items]
Debt instrument stated interest rate percentage					6.00%
Stock issued during the period shares new issues (in shares) | shares					1,000,000
Yorkville Pre-paid Advance | Yorkville
Subsequent Event [Line Items]
Share price (in dollars per share) | $ / shares				$ 0.8768
Debt instrument, convertible, triggered periodic payment				$ 1,521,581
Subsequent Event | Yorkville Pre-paid Advance | Yorkville
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares			$ 0.6629
Share price (in dollars per share) | $ / shares																		$ 0.50
Long-term debt			$ 8,600,000
Conversion of stock, amount converted			$ 254,593
Subsequent Event | Yorkville Pre-paid Advance | Yorkville | Common Stock
Subsequent Event [Line Items]
Conversion of stock, shares issued (in shares) | shares			384,059
Subscription Agreement With William Blair And Co LLC | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issued and convertible into shares of the company upon consummation of business combination (in shares) | shares											740,000
Non Redemption Agreement Two Thousand And Twenty Three Mizhuo Securities USA LLC | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination (in shares) | shares							100,000				100,000
Common stock shares subscribed but unissued value							$ 250,000				$ 250,000
Additional Subscription Agreement With Donnelly Financial Solutions | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination (in shares) | shares							200,000				200,000
Common stock shares subscribed but unissued value							$ 500,000				$ 500,000
Additional Subscription Agreement With IB Capital LLC | Subsequent Event
Subsequent Event [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination (in shares) | shares							240,000				240,000
Common stock shares subscribed but unissued value							$ 600,000				$ 600,000
Cable Car Note Purchase Agreement | Subsequent Event
Subsequent Event [Line Items]
Debt instrument term											13 months
Common stock shares issued and convertible into shares of the company upon consummation of business combination (in shares) | shares											180,000
Debt instrument, face amount																									$ 1,500,000
Conversion price (in dollars per share) | $ / shares																									$ 2.00
Settlement And Termination Agreement With Lion Bay Ventures | Subsequent Event
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, expirations in period (in shares) | shares											17,000
Share based compensation by share based award options expirations in period weighted average exercise period (in dollars per share) | $ / shares											$ 8.50
Stock issued during the period shares new issues (in shares) | shares											10,000
Subscription And Business Combination Agreement | Subsequent Event
Subsequent Event [Line Items]
Stock issued during the period shares new issues (in shares) | shares						583,596
Stock issued during the period value new issues						$ 500,000
Stock shares issued during the period converted into common stock of the company (in shares) | shares						200,000
Business Combination Agreement | Subsequent Event
Subsequent Event [Line Items]
Class of warrants or rights exercise price of warrants or rights cancelled (in dollars per share) | $ / shares					$ 4.00
Share based compensation arrangement by share award non vested options forfeited in period shares (in shares) | shares					3,646,921
Yorkville Note Agreement | Subsequent Event
Subsequent Event [Line Items]
Debt instrument stated interest rate percentage					6.00%
Debt instrument term					15 months
Debt instrument default interest rate percentage					18.00%
Proceeds from convertible debt					$ 9,005,000
Stock issued during the period shares conversion of convertible securities (in shares) | shares					1,000,000
US Capital Note Balance | Subsequent Event
Subsequent Event [Line Items]
Debt conversion converted amount shares issued (in shares) | shares					291,798
Debt instrument accrued interest component converted into equity					$ 3,233,388
Debt instrument principal component converted into equity					$ 200,000
Debt instrument converted number of shares issued for accrued interest (in shares) | shares					1,048,330
Shares issued (in shares) | shares					60,329
Class of warrants or rights number of shares issued exercise of warrants (in shares) | shares					16,320
Non Redemption Agreement September Two Thousand And Twenty Three | Subsequent Event
Subsequent Event [Line Items]
Stock issued during the period shares new issues (in shares) | shares					427,477
Bridge Loan Agreement | Subsequent Event
Subsequent Event [Line Items]
Aggregate cash payment option excercised					$ 960,000
Cash payment option excercised by each lender					$ 240,000
Forecast | Yorkville Pre-paid Advance | Yorkville
Subsequent Event [Line Items]
Debt instrument, convertible, triggered periodic payment	$ 500,000	$ 500,000												$ 500,000
Related Party | Subsequent Event | Private Investment Public Entity Agreement
Subsequent Event [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares			$ 0.584
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 0.672
Shares issued, purchase price			$ 1,560,000
Class of warrant or right, shares subscribed but unissued (in shares) | shares			4,383,558
Common stock, value, subscriptions																	$ 2,560,000
Common stock, shares subscribed but unissued (in shares) | shares			4,383,558
GIGCAPITAL5, INC
Subsequent Event [Line Items]
Common stock shares issued such that these shares represent ownership by investee in the current company (in shares) | shares								740,000
Stock issued during the period shares new issues (in shares) | shares										23,000,000
Debt instrument, face amount																										$ 960,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares										$ 11.50																	$ 11.50	$ 11.50
GIGCAPITAL5, INC | Subsequent Event
Subsequent Event [Line Items]
Temporary equity, shares outstanding (in shares) | shares																						848,003
Percent of shares part of public offering																						3.7
Proceeds from trust account																						$ 9,356,221
GIGCAPITAL5, INC | Subsequent Event | Third Non Convertible Extension Note
Subsequent Event [Line Items]
Debt instrument, face amount																							$ 297,247
GIGCAPITAL5, INC | Subsequent Event | Third Non Convertible Extension Note | Sponsor
Subsequent Event [Line Items]
Debt instrument, face amount																							$ 35,000
GIGCAPITAL5, INC | Subsequent Event | Yorville Note | Yorkville
Subsequent Event [Line Items]
Debt instrument stated interest rate percentage					6.00%
Common stock shares issued such that these shares represent ownership by investee in the current company (in shares) | shares					1,000,000
Debt instrument term					15 months
Proceeds from debt net of issuance costs					$ 9,000,000
Debt instrument default interest rate percentage					18.00%
Debt instrument, face amount					$ 10,000,000
GIGCAPITAL5, INC | Non-Convertible Loan Working Capital Amendment | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount																								$ 262,247
GIGCAPITAL5, INC | Non-Convertible Loan Working Capital Amendment | Subsequent Event | Second Non-Convertible Working Capital Note
Subsequent Event [Line Items]
Debt instrument, face amount																								262,247
GIGCAPITAL5, INC | Non-Convertible Loan Working Capital Amendment | Subsequent Event | Second Non-Convertible Working Capital Note | Sponsor
Subsequent Event [Line Items]
Debt instrument, face amount																								$ 195,887
GIGCAPITAL5, INC | Gig Acquisition Five | Subsequent Event | Eleventh Amended And Restated Working Capital Note
Subsequent Event [Line Items]
Conversion of long-term debt into common stock					$ 943,640
Debt conversion converted amount shares issued (in shares) | shares					94,364
Debt instrument converted warrants issued | shares					94,364
Repayment of convertible debt					$ 556,360
Debt instrument, face amount					$ 1,500,000
Conversion price (in dollars per share) | $ / shares					$ 10.00
GIGCAPITAL5, INC | QTI Holdings | Funicular Funds, LP | Subsequent Event | Note Purchase Agreement
Subsequent Event [Line Items]
Debt instrument stated interest rate percentage							0.00%				0.00%
Common stock shares issued such that these shares represent ownership by investee in the current company (in shares) | shares							180,000
Debt instrument term							13 months
Debt instrument, face amount							$ 1,500,000				$ 1,500,000
Conversion price (in dollars per share) | $ / shares							$ 2.00				$ 2.00
Services Share Issuance Agreement | GIGCAPITAL5, INC | QTI Holdings | Subsequent Event | Mizuho Securities USA, LLC
Subsequent Event [Line Items]
Common stock value subscribed but not issued in the combined company																					$ 250,000
Common stock shares subscribed but not issued in the combined company (in shares) | shares																					100,000
Insider Shares Grant Agreements | GIGCAPITAL5, INC | Restricted Stock | Non-Employee Consultants | Subsequent Event
Subsequent Event [Line Items]
Share based compensation by share based award equity instruments other than options forfeited during the period (in shares) | shares									5,000
Subscription agreements | GIGCAPITAL5, INC | IB Capital LLC | Subsequent Event | QTI Holdings
Subsequent Event [Line Items]
Common stock value subscribed but not issued in the combined company																				$ 600,000
Common stock shares subscribed but not issued in the combined company (in shares) | shares																				240,000
Subscription agreements | GIGCAPITAL5, INC | QTI Holdings | Subsequent Event | Donnelly Financial Solutions
Subsequent Event [Line Items]
Common stock shares subscribed but not issued in the combined company (in shares) | shares																			200,000